Retirement Benefit Plan - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Detail)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Real Rates [Member]
Disclosure of defined benefit plans [Line Items]
Rate used to discount liabilities	(0.87%)	(0.44%)	(0.78%)
Real Rates [Member] | Consumer Price Index
Disclosure of defined benefit plans [Line Items]
Inflation – increase	(1.00%)	(1.10%)	(1.20%)
Nominal Rates [Member]
Disclosure of defined benefit plans [Line Items]
Rate used to discount liabilities	2.35%	2.65%	2.40%
Nominal Rates [Member] | Retail Price Index
Disclosure of defined benefit plans [Line Items]
Inflation – increase	3.25%	3.10%	3.20%
Nominal Rates [Member] | Consumer Price Index
Disclosure of defined benefit plans [Line Items]
Inflation – increase	2.25%	2.00%	2.00%